Derivatives and Hedging Activities (Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance) (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2010	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated other comprehensive income on interest rate derivatives (effective portion)	$ 0	$ (3,622,000)	$ (1,198,000)	$ 9,218,000	$ (4,037,000)	$ (3,743,000)		$ (98,000)
Amount of gain (loss) recognized in income on derivative (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing)				(144,000)	0
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated other comprehensive income on interest rate derivatives (effective portion)		(4,880,000)	(1,541,000)	6,009,000	(4,715,000)
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense (effective portion)						(4,684,000)		(111,000)
Amount of gain (loss) recognized in income on derivative (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing)		(56,000)	(91,000)	(79,000)	(91,000)	(1)	[1]
Interest Rate Swap [Member] | Interest Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense (effective portion)		$ (1,258,000)	$ (343,000)	$ (3,209,000)	$ (678,000)	$ (941,000)		$ (13,000)

[1]	The Company reclassified to interest expense, less than $1,000 of other comprehensive loss into earnings due to hedged forecasted transactions no longer probable of occurring